CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
CONDENSED CONSOLIDATED BALANCE SHEETS
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued	2,000,000	2,000,000	0
Preferred stock, shares outstanding	2,000,000	2,000,000	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	10,000,000,000	10,000,000,000
Common stock, shares issued	58,608,825	58,608,825	55,308,825
Common stock, shares outstanding	58,608,825	58,608,825	55,308,825